Statement of directors approval	12 Months Ended
Dec. 31, 2021
Statement of directors' approval
Statement of directors' approval	2. Statement of directors’ approval The audited consolidated financial statements were approved for issue by the board of directors of Ardagh Metal Packaging S.A. (the “Board”) on February 22, 2022.